Net Assets of Nonparticipant-directed Investments - Schedule of Net Assets and Significant Components of Changes in Net Assets Relating to Nonparticipant Directed Investments (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to Net Assets
Employer contributions	$ 4,600,000
Investment Income
Dividends on Company common stock	2,908,486
Interest income on notes receivable from participants	76,290
Total investment income	28,207,406
Total additions	40,353,751
Deductions from Net Assets
Benefits paid to participants or their beneficiaries	24,632,251
Administrative fees	138,028
Total deductions	24,770,279
Additions less deductions	15,583,472
Nonparticipant-Directed
Additions to Net Assets
Employer contributions	4,600,000
Investment Income
Dividends on Company common stock	1,808,105
Interest income	175,074
Interest income on notes receivable from participants	6,204
Total investment income	11,491,906
Total additions	16,091,906
Deductions from Net Assets
Benefits paid to participants or their beneficiaries	9,006,385
Administrative fees	10,456
Total deductions	9,016,841
Additions less deductions	7,075,065
Change in net assets	6,900,654
Participant-Directed
Additions to Net Assets
Employer contributions	0
Deductions from Net Assets
Transfers to Participant-directed Investments	(174,411)
Company Common Stock | Nonparticipant-Directed
Investment Income
Change in fair value of Company common stock	$ 9,502,523